Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	16,270,584	316,137,451
Total Alternative Strategies Funds (Cost $259,900,755)		316,137,451

Common Stocks 6.9%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc., Class A	28,524	4,223,548
Total Consumer Discretionary		4,223,548
Real Estate 6.8%
Equity Real Estate Investment Trusts (REITS) 6.8%
Alexandria Real Estate Equities, Inc.	89,196	14,243,709
American Homes 4 Rent, Class A	293,781	9,148,340
American Tower Corp.	33,675	7,278,178
Americold Realty Trust	176,411	6,181,441
AvalonBay Communities, Inc.	67,572	11,875,779
Camden Property Trust	53,094	5,529,740
Centerspace	81,347	5,582,845
Coresite Realty Corp.	48,942	5,956,731
Corporate Office Properties Trust	143,580	3,733,080
CyrusOne, Inc.	29,145	1,912,786
Duke Realty Corp.	308,743	12,118,163
Equinix, Inc.	27,281	17,687,364
Equity LifeStyle Properties, Inc.	214,599	13,230,028
Extra Space Storage, Inc.	63,298	7,956,559
Federal Realty Investment Trust	118,504	11,989,050
First Industrial Realty Trust, Inc.	248,525	10,614,503
Four Corners Property Trust, Inc.	105,636	2,861,679
Gaming and Leisure Properties, Inc.	281,890	12,515,916
Healthpeak Properties, Inc.	244,296	7,106,571
Highwoods Properties, Inc.	126,112	5,039,435
Host Hotels & Resorts, Inc.	551,759	9,153,682
Invitation Homes, Inc.	396,473	11,553,223
Life Storage, Inc.	123,301	10,344,954
Medical Properties Trust, Inc.	465,366	10,047,252
National Storage Affiliates Trust	108,075	4,166,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Outfront Media, Inc.	80,752	1,637,651
Prologis, Inc.	113,383	11,232,854
SITE Centers Corp.	247,263	3,298,488
STORE Capital Corp.	324,044	10,836,031
Sun Communities, Inc.	52,904	8,038,763
Tanger Factory Outlet Centers, Inc.	324,930	5,114,398
Welltower, Inc.	230,723	15,666,092
Total		273,651,576
Total Real Estate		273,651,576
Total Common Stocks (Cost $257,379,313)		277,875,124

Foreign Government Obligations(b),(c) 12.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.2%
Canadian Government Bond
06/01/2028	2.000%	CAD	10,108,000	8,431,160
Chile 1.3%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	22,545,000,000	35,230,358
Bonos de la Tesoreria de la Republica en pesos(d)
09/01/2030	4.700%	CLP	11,315,000,000	17,872,289
Total				53,102,647
China 0.9%
China Government Bond
11/21/2029	3.130%	CNY	66,950,000	10,216,047
05/21/2030	2.680%	CNY	164,000,000	24,079,765
Total				34,295,812
France 0.5%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	10,316,000	15,013,063
11/25/2028	0.750%	EUR	4,674,000	6,057,351
05/25/2045	3.250%	EUR	464	904
Total				21,071,318
Indonesia 0.3%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	173,838,000,000	12,482,398
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
03/01/2047	2.700%	EUR	3,517,000	5,270,379
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 3.1%
Japan Government 20-Year Bond
06/20/2032	1.500%	JPY	23,300,000	249,736
09/20/2037	0.600%	JPY	549,150,000	5,274,472
06/20/2039	0.300%	JPY	692,250,000	6,239,761
12/20/2039	0.300%	JPY	195,950,000	1,762,020
06/20/2040	0.400%	JPY	4,048,000,000	36,958,190
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,528,964
03/20/2047	0.800%	JPY	604,150,000	5,821,112
06/20/2047	0.800%	JPY	337,300,000	3,245,420
09/20/2047	0.800%	JPY	594,800,000	5,717,743
03/20/2048	0.800%	JPY	585,450,000	5,620,093
03/20/2049	0.500%	JPY	354,700,000	3,138,719
06/20/2049	0.400%	JPY	595,200,000	5,115,627
12/20/2049	0.400%	JPY	136,600,000	1,169,861
06/20/2050	0.600%	JPY	4,252,000,000	38,359,221
09/20/2050	0.600%	JPY	377,000,000	3,400,565
Total				125,601,504
Mexico 1.4%
Mexican Bonos
05/31/2029	8.500%	MXN	558,663,300	31,213,271
Mexico Government International Bond
05/29/2031	7.750%	MXN	491,600,000	26,200,213
Total				57,413,484
New Zealand 0.5%
New Zealand Government Bond
05/15/2031	1.500%	NZD	27,002,000	18,801,479
South Africa 1.3%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	265,148,000	20,080,891
01/31/2030	8.000%	ZAR	533,227,000	33,065,126
Total				53,146,017
South Korea 1.2%
Korea Treasury Bond
12/10/2028	2.375%	KRW	17,210,000,000	16,071,344
06/10/2029	1.875%	KRW	16,731,000,000	14,988,496
06/10/2030	1.375%	KRW	17,600,000,000	14,923,955
Total				45,983,795
Spain 0.5%
Spain Government Bond(d)
04/30/2029	1.450%	EUR	6,354,000	8,448,770
04/30/2030	0.500%	EUR	6,006,000	7,378,891
07/30/2041	4.700%	EUR	2,868,000	5,846,247
Total				21,673,908
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.9%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	16,291,160
06/07/2032	4.250%	GBP	5,928,000	11,170,393
01/22/2045	3.500%	GBP	3,257,133	6,523,367
Total				33,984,920
Total Foreign Government Obligations (Cost $477,799,563)				491,258,821

Inflation-Indexed Bonds(b) 14.0%

Australia 0.4%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,183,089	3,546,826
08/21/2035	2.000%	AUD	3,369,161	3,287,966
08/21/2040	1.250%	AUD	2,066,123	1,849,890
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	9,977,319	9,175,076
Total				17,859,758
Brazil 0.1%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	19,411,268	3,962,743
Canada 0.9%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	17,106,974	17,588,202
12/01/2031	4.000%	CAD	7,612,236	8,904,905
12/01/2036	3.000%	CAD	5,186,424	6,086,590
12/01/2041	2.000%	CAD	4,669,332	5,132,977
Total				37,712,674
France 0.6%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	4,691,332	6,744,935
07/25/2032	3.150%	EUR	2,222,964	4,110,982
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	7,657,135	9,878,784
07/25/2040	1.800%	EUR	1,925,169	3,682,912
Total				24,417,613
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	3,128,823	4,597,885
05/15/2028	1.300%	EUR	2,722,074	3,691,358
09/15/2035	2.350%	EUR	960,419	1,573,621
09/15/2041	2.550%	EUR	667,433	1,192,762
Total				11,055,626

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 0.6%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	796,281,880	7,541,116
03/10/2027	0.100%	JPY	1,523,331,726	14,410,439
03/10/2028	0.100%	JPY	251,100,000	2,373,670
Total				24,325,225
New Zealand 0.2%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	7,463,940	6,908,963
09/20/2035	2.500%	NZD	3,100,019	2,833,658
Total				9,742,621
South Africa 0.1%
Republic of South Africa Government Bond - CPI Linked
12/31/2050	2.500%	ZAR	82,889,840	3,890,049
United Kingdom 4.4%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,596,573	13,157,843
03/22/2029	0.125%	GBP	12,268,509	21,264,240
03/22/2034	0.750%	GBP	9,064,096	18,617,163
11/22/2037	1.125%	GBP	9,831,303	23,127,611
03/22/2044	0.125%	GBP	10,374,669	23,339,867
03/22/2052	0.250%	GBP	12,910,892	33,920,415
11/22/2056	0.125%	GBP	8,003,546	22,108,629
11/22/2065	0.125%	GBP	4,221,014	13,737,370
03/22/2068	0.125%	GBP	2,241,982	7,864,587
Total				177,137,725
United States 6.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		23,275,272	23,810,909
01/15/2024	0.625%		46,037,911	49,830,648
01/15/2025	0.250%		34,100,146	37,030,454
07/15/2027	0.375%		23,019,895	25,714,419
01/15/2028	0.500%		21,547,955	24,194,608
07/15/2028	0.750%		12,334,070	14,173,764
01/15/2029	0.875%		19,946,116	23,103,904
07/15/2029	0.250%		17,070,626	18,935,759
02/15/2042	0.750%		9,446,049	11,233,111
02/15/2043	0.625%		9,135,383	10,606,943
02/15/2045	0.750%		7,186,072	8,605,895
02/15/2048	1.000%		7,718,783	9,876,390
Total				257,116,804
Total Inflation-Indexed Bonds (Cost $515,738,431)				567,220,838
Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	97,416	1,144,646
Columbia Solutions Conservative Portfolio(a)	629,542	6,591,301
Total Multi-Asset/Tactical Strategies Funds (Cost $7,827,906)		7,735,947

Residential Mortgage-Backed Securities - Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(e)
03/18/2051	3.000%	17,000,000	17,653,438
03/18/2051	3.500%	39,646,000	41,895,369
03/18/2051	4.000%	16,200,000	17,303,507
Uniform Mortgage-Backed Security TBA(e)
03/16/2036	2.500%	19,748,328	20,629,952
03/16/2036- 03/11/2051	3.000%	61,100,000	63,981,023
03/11/2051	3.500%	64,330,000	68,164,671
03/11/2051	4.000%	49,000,000	52,594,253
03/11/2051	4.500%	77,300,000	84,062,995
Total Residential Mortgage-Backed Securities - Agency (Cost $367,409,374)			366,285,208

U.S. Treasury Obligations 15.9%

U.S. Treasury
08/31/2026	1.375%	22,249,000	22,904,303
08/15/2027	2.250%	32,673,000	35,212,815
11/15/2027	2.250%	31,548,000	33,988,041
08/15/2028	2.875%	79,203,500	88,943,055
11/15/2028	3.125%	26,771,100	30,594,348
05/15/2029	2.375%	26,004,000	28,315,918
08/15/2029	1.625%	100,050,500	103,005,116
11/15/2029	1.750%	25,254,000	26,244,430
02/15/2030	1.500%	24,906,000	25,310,723
08/15/2030	0.625%	171,228,000	160,017,917
11/15/2030	0.875%	90,496,000	86,381,260
Total U.S. Treasury Obligations (Cost $656,373,685)			640,917,926

Money Market Funds 35.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(a),(f)	1,431,133,122	1,430,990,009
Total Money Market Funds (Cost $1,431,028,381)		1,430,990,009
Total Investments in Securities (Cost: $3,973,457,408)		4,098,421,324
Other Assets & Liabilities, Net		(63,803,857)
Net Assets		4,034,617,467

At February 28, 2021, securities and/or cash totaling $243,997,033 were pledged as collateral.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
68,622,000 CNY	10,597,174 USD	Citi	03/26/2021	31,415	—
142,000,000,000 IDR	10,036,754 USD	Citi	03/26/2021	188,344	—
30,258,034,000 KRW	27,364,511 USD	Citi	03/26/2021	504,242	—
741,000 MXN	36,147 USD	Citi	03/26/2021	830	—
39,292,030,000 CLP	55,622,919 USD	Goldman Sachs International	03/26/2021	1,319,605	—
76,658,420,000 IDR	5,419,471 USD	Goldman Sachs International	03/26/2021	102,827	—
173,495,097 GBP	243,179,403 USD	HSBC	03/26/2021	1,422,907	—
30,329,281,280 JPY	286,993,634 USD	HSBC	03/26/2021	2,381,505	—
1,265,536,000 MXN	61,622,543 USD	HSBC	03/26/2021	1,306,293	—
31,999,000 NOK	3,783,743 USD	HSBC	03/26/2021	93,246	—
43,134,000 NZD	31,513,269 USD	HSBC	03/26/2021	346,791	—
53,000 PLN	14,351 USD	HSBC	03/26/2021	205	—
101,815,000 SEK	12,302,887 USD	HSBC	03/26/2021	241,127	—
4,798,000 SGD	3,623,812 USD	HSBC	03/26/2021	25,795	—
38,844,860 USD	27,653,000 GBP	HSBC	03/26/2021	—	(311,827)
4,780,814 USD	509,477,000 JPY	HSBC	03/26/2021	154	—
40,203,993 USD	4,245,807,000 JPY	HSBC	03/26/2021	—	(361,039)
39,807,756 USD	336,653,000 NOK	HSBC	03/26/2021	—	(981,016)
41,002,574 USD	339,325,000 SEK	HSBC	03/26/2021	—	(803,618)
742,464,000 ZAR	50,445,642 USD	HSBC	03/26/2021	1,551,956	—
110,921,000 AUD	87,472,458 USD	Morgan Stanley	03/26/2021	2,114,547	—
63,657,000 CAD	50,487,850 USD	Morgan Stanley	03/26/2021	463,175	—
64,786,000 CHF	72,313,874 USD	Morgan Stanley	03/26/2021	1,036,647	—
54,971,000 DKK	8,966,909 USD	Morgan Stanley	03/26/2021	43,984	—
165,221,300 EUR	200,482,830 USD	Morgan Stanley	03/26/2021	1,002,862	—
51,841,000 GBP	72,645,830 USD	Morgan Stanley	03/26/2021	408,063	—
80,410,000 HKD	10,371,590 USD	Morgan Stanley	03/26/2021	4,156	—
3,462,040 USD	2,868,000 EUR	Morgan Stanley	03/26/2021	640	—
176,340,000 ZAR	11,980,922 USD	Morgan Stanley	03/26/2021	368,355	—
23,334,000 BRL	4,331,659 USD	Standard Chartered	03/26/2021	171,885	—
159,739,000 CNY	24,651,080 USD	Standard Chartered	03/26/2021	55,996	—
22,705,072,000 KRW	20,528,070 USD	Standard Chartered	03/26/2021	372,619	—
Total				15,560,171	(2,457,500)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	742	03/2021	AUD	101,706,608	—	(5,733,794)
Canadian Government 10-Year Bond	722	06/2021	CAD	100,921,160	—	(1,412,259)
Euro-BTP	244	03/2021	EUR	36,551,200	—	(426,757)
Euro-Bund	76	03/2021	EUR	13,178,400	—	(358,355)
Euro-Buxl 30-Year	41	03/2021	EUR	8,602,620	—	(669,454)
Euro-OAT	344	03/2021	EUR	56,219,920	—	(1,638,819)
Long Gilt	535	06/2021	GBP	68,356,950	—	(915,945)
Mini MSCI EAFE Index	3,111	03/2021	USD	336,610,200	9,535,510	—
Mini MSCI Emerging Markets Index	3,409	03/2021	USD	228,079,145	14,849,054	—
MSCI Emerging Markets Index	53	03/2021	USD	3,545,965	—	(106,452)
Russell 2000 Index E-mini	368	03/2021	USD	40,465,280	5,233,966	—
S&P 500 Index E-mini	4,128	03/2021	USD	786,218,880	34,374,907	—
S&P 500 Index E-mini	61	03/2021	USD	11,618,060	—	(25,929)
S&P/TSX 60 Index	238	03/2021	CAD	51,017,680	1,637,003	—
U.S. Long Bond	321	06/2021	USD	51,109,219	—	(516,835)
U.S. Treasury 10-Year Note	1,518	06/2021	USD	201,467,063	—	(2,315,615)
4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	250	06/2021	USD	30,992,188	—	(234,850)
U.S. Ultra Bond 10-Year Note	805	06/2021	USD	118,611,719	—	(1,127,433)
Total					65,630,440	(15,482,497)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.925	USD	443,200,000	7,688,602	—	—	7,688,602	—
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.925	USD	19,400,000	(148,723)	—	—	—	(148,723)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	3.084	USD	669,596,000	29,277,388	—	—	29,277,388	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.554	USD	176,040,000	73,003	—	—	73,003	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.554	USD	20,130,000	(4,568)	—	—	—	(4,568)
Total								36,885,702	—	—	37,038,993	(153,291)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	158,710,946	263,008,299	(168,140,454)	62,558,660	316,137,451	—	19,483,546	480,299	16,270,584
Columbia Short-Term Cash Fund, 0.086%
	1,221,418,023	3,692,070,231	(3,482,313,379)	(184,866)	1,430,990,009	—	(47,223)	1,453,225	1,431,133,122
Columbia Solutions Aggressive Portfolio
	—	1,135,878	—	8,768	1,144,646	—	—	—	97,416
Columbia Solutions Conservative Portfolio
	—	6,692,028	—	(100,727)	6,591,301	—	—	—	629,542
Total	1,380,128,969			62,281,835	1,754,863,407	—	19,436,323	1,933,524

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $340,086,157, which represents 8.43% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2021.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2021 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2021

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3QT214_05_L01_(04/21)